POST-EMPLOYMENT BENEFITS - Reconciliation of present value of the obligations of the defined benefit (Details) - Present value of the defined benefit obligations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Social security defined benefit plans
Defined Pension Benefits
Amount of actuarial obligations at the beginning of the year	R$ 21,682,893	R$ 17,867,309
Subsidiary held for sale	(339,490)
Current service cost	102,752	75,475
Interest on actuarial obligation	2,273,454	2,262,079
Benefits paid during the year	(1,821,569)	(1,576,185)
(Gain)/Loss on actuarial obligations resulting from remeasurement	1,186,871	3,054,215
Actuarial (gains) losses resulting from changes in demographic assumptions		213,883
Actuarial (gains) losses resulting from changes in financial assumptions	1,094,536	2,723,761
Actuarial (gains) losses resulting from adjustments by experience	92,335	116,571
Present value of actuarial obligations at the end of the year	23,084,912	21,682,893
Other post-employment benefit obligations
Defined Pension Benefits
Amount of actuarial obligations at the beginning of the year	253,212	272,296
Current service cost	10,547	13,187
Interest on actuarial obligation	26,597	34,855
Benefits paid during the year	(211,441)	(30,013)
(Gain)/Loss on actuarial obligations resulting from remeasurement	236,515	(37,113)
Actuarial (gains) losses resulting from changes in demographic assumptions	10,753	(3,190)
Actuarial (gains) losses resulting from changes in financial assumptions	24,243	27,039
Actuarial (gains) losses resulting from adjustments by experience	201,518	(62,580)
Present value of actuarial obligations at the end of the year	R$ 315,429	R$ 253,212